Short-term bank loans, Additional Information (Detail)	Aug. 19, 2011 USD ($)	Aug. 19, 2011 CNY	Aug. 17, 2011 USD ($)	Aug. 17, 2011 CNY	Aug. 05, 2011 USD ($)	Aug. 05, 2011 CNY
Short-term bank loans
Time deposits pledged to secure bank loan		177,688,627		120,000,000		355,000,000
Bank loan	$ 24,000,000		$ 15,000,000		$ 50,000,000
Bank loans, interest rate per annum over 3-month LIBOR	2.65%	2.65%	3.50%	3.50%	2.32%	2.32%